Adoption of new and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Effect of Adopting IFRS 16
(increase/(decrease))

	2019	2018	2017
ASSETS
Currents assets
Prepaid expenses	$(3,718)	$(4,147)	$(3,857)

Total currents assets	(3,718)	(4,147)	(3,857)
Non-currents assets
Right of use assets	290,843	361,993	384,350

Total non-currents assets	290,843	361,993	384,350

Total assets	$287,125	$357,846	$380,493

LIABILITIES AND EQUITY
Current liabilities
Trade, other payables and financial liabilities	$(819)	$(791)	$(629)
Current portion of lease liability	97,732	102,452	106,950
Accrued expenses payable	—	—	957

Total current liabilities	96,913	101,661	107,278

Non-current liabilities
Lease liability	206,832	273,231	290,056
Other long-term liabilities	24,327	23,848	24,156

Total non-current liabilities	231,159	297,079	314,212

Total liabilities	328,072	398,740	421,490

EQUITY
Retained earnings	(40,894)	(40,997)	(39,551)
Net (loss) profit	(52)	103	(1,446)

Total equity	(40,946)	(40,894)	(40,997)

Total liabilities and equity	$287,126	$357,846	$380,493

Impact on the consolidated statement of profit or loss
(increase/(decrease))

	2019	2018	2017
Operating expenses
Maintenance, materials and repairs	$—	$(967)	$(967)
Depreciation and amortization	102,824	107,127	110,199
Other operating and administrative expenses	(116,828)	(120,684)	(123,586)

	(14,004)	(14,524)	(14,354)
Operating profit	14,004	14,524	14,354
Non-operating (expense) income
Finance cost	(14,140)	(14,975)	(15,873)
Gain on foreign currency fluctuations	84	554	73

	(14,056)	(14,421)	(15,800)

Net (loss) profit	$(52)	$103	$(1,446)

There is no material impact on the Company’s basic or diluted earnings per share for the year ended December 31, 2018 and 2017.
Impact on the consolidated statement of cash flows
(increase/(decrease))

	2018	2017
Operating activities
Net profit (loss)	$103	$(1,446)
Adjustments for:
Finance cost	14,975	15,873
Depreciation and amortization	107,127	110,199
Net foreign exchange differences	(554)	(73)
Change in:
Other current assets	290	248
Accounts payable	(550)	(630)
Other liability	(967)	(967)

Cash from operating activities	120,424	123,204
Interest paid	(14,170)	(15,030)

Net cash from operating activities	106,254	108,174
Financing activities
Payment of lease liabilities	(106,254)	(108,174)

Net cash used in financing activities	(106,254)	(108,174)